Restatement of Previously Issued Financial Statements - Narrative (Details) - USD ($) $ in Millions			3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
		Apr. 27, 2016	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Marketable securities													$ 110	$ 291
Loss on impairment of investments							$ 13		$ 13		$ 895		895	1,285	[1]	$ 0
Share in results from associated companies (net of tax)			$ (63)	[2]	$ (61)	[2]	(47)	[2]	(108)	[2]	(171)	[2]	(283)	(192)	[2]	(34)
Investment in associated companies			(2,023)	[3]	(2,669)	[3]	(2,593)	[3]	(2,669)	[3]	(2,023)	[3]	(2,168)	(2,592)	[3]
Restatement Adjustment | Other adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss on impairment of investments							(11)		(11)		(11)			11	[1]
Share in results from associated companies (net of tax)	[2]						0		0		0			10
Investment in associated companies	[3]		$ 10		$ 10		$ 10		$ 10		$ 10			10
SapuraKencana
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Proceeds from available-for-sale securities		$ 195														$ 297
Marketable securities													$ 0	$ 195

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"